CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the financial years ended December 31,
	2022		2023		2024		2024
	SGD’000		SGD’000		SGD’000		USD’000
Amount of the Company’s revenue
Customer A	4,094		-	*	7,795		5,706
Customer B	3,902		3,495		2,652		1,941
Customer C	-	*	4,372		-	*	-	*

*	Revenue from relevant customer was less than 10% of the Company’s total revenue for the respective year.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts receivable
Customer A	334	1,592	1,165
Customer B	624	573	419
Customer C	2,302	762	558

**	Account receivable from relevant customer was less than 10% of the Company’s total accounts receivable for the respective year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the financial years ended December 31,
	2022	2023	2024	2024
	SGD’000	SGD’000	SGD’000	USD’000
Amount of the Company’s purchase
Supplier B	-#	1,574	1,642	1,202
Supplier C	-#	1,172	-	-
Supplier D	-#	1,103	1,266	927

#	Purchase from relevant supplier was less than 10% of the Company’s total revenue for the respective year.

The following table sets forth a summary of single supplier who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts payable
Supplier A	-##	80	59
Supplier C	-##	117	86
Supplier D	141	-	-

##	Account payable from relevant supplier was less than 10% of the Company’s total accounts payable for the respective year.